Property, Plant and Equipment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	£ 1,971
Property, plant and equipment at end of period	1,740	£ 1,971
Accelerated depreciation expense	9	2
Construction in progress	55	16
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	4,108	3,953
Additions	282	327
Disposals	(375)	(172)
Property, plant and equipment at end of period	4,015	4,108
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(2,137)	(1,908)
Additions	(342)	(342)
Disposals	204	113
Property, plant and equipment at end of period	(2,275)	(2,137)
Property
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	818
Property, plant and equipment at end of period	784	818
Property | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,275	1,295
Additions	61	5
Disposals	(61)	(25)
Property, plant and equipment at end of period	1,275	1,275
Property | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(457)	(432)
Additions	(80)	(39)
Disposals	46	14
Property, plant and equipment at end of period	(491)	(457)
Office fixtures and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	420
Property, plant and equipment at end of period	309	420
Office fixtures and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,442	1,405
Additions	24	66
Disposals	(104)	(29)
Property, plant and equipment at end of period	1,362	1,442
Office fixtures and equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1,022)	(908)
Additions	(111)	(162)
Disposals	80	48
Property, plant and equipment at end of period	(1,053)	(1,022)
Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	5
Property, plant and equipment at end of period	2	5
Computer software | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	439	438
Additions	2	1
Disposals	(5)	0
Property, plant and equipment at end of period	436	439
Computer software | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(434)	(434)
Additions	0	0
Disposals	0	0
Property, plant and equipment at end of period	(434)	(434)
Operating lease assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	574
Property, plant and equipment at end of period	542	574
Operating lease assets | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	738	604
Additions	185	251
Disposals	(203)	(117)
Property, plant and equipment at end of period	720	738
Operating lease assets | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(164)	(134)
Additions	(92)	(81)
Disposals	78	51
Property, plant and equipment at end of period	(178)	(164)
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	154
Property, plant and equipment at end of period	103	154
Right-of-use assets | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	214	211
Additions	10	4
Disposals	(2)	(1)
Property, plant and equipment at end of period	222	214
Right-of-use assets | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(60)	0
Additions	(59)	(60)
Disposals	0	0
Property, plant and equipment at end of period	£ (119)	£ (60)